Income from operations - Employees by geographical location (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aggregate continuing and discontinued operations [member]
Income from operations [Line Items]
Average number of employees	72,264	78,538	76,445
Country of domicile [member]
Income from operations [Line Items]
Average number of employees	9,794	11,180	11,142
Foreign countries [member]
Income from operations [Line Items]
Average number of employees	62,471	67,357	65,303